INCOME TAXES (Tables) - Key Mining Corp [Member]	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPONENTS OF NET LOSS
	2025	2024
United States	$(1,074,110)	$(2,717,912)
Chile	(1,323,284)	(1,679,867)
Net loss	$(2,397,394)	$(4,397,779)

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATES

Reconciliation of the statutory federal income tax rates consists of the following:

	2025	2024
Federal statutory rate	21.0%	21.0%

Non-deductible item: stock based compensation	(0.4)	-
Change in valuation allowance	(20.6)%	(21.0)%
	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS
	2025	2024
Deferred tax asset
Net operating loss	$(3,197,024)	$(2,704,072)
	3,197,024	2,704,072
Valuation allowance	(3,197,024)	(2,704,072)
Net deferred tax asset	$-	$-

SCHEDULE OF DIRECTORS FEES AND OFFICERS FEES EXPENSE
	December 31,
	2025	2024
Paid in cash or accrued	$414,980	$501,000
Stock based compensation	-	52,500
	$414,980	$553,500